Other non-current assets	12 Months Ended
Dec. 31, 2017
Other Assets, Noncurrent Disclosure [Abstract]
Other non-current assets
Other non-current assets

Other non-current assets consist of the following:

(In US$ millions)	December 31, 2017	December 31, 2016
Deferred tax effect of internal transfer of assets	75	84
Deferred mobilization costs	5	14
Other	1	3
Total other non-current assets	81	101